Fees Summary	Nov. 18, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,857,000
Previously Paid Amount	0.00
Total Fee Amount	590.51
Total Offset Amount	0.00
Net Fee	590.51
Narrative - Max Aggregate Offering Price	$ 3,857,000
Final Prospectus	true